Loans, Debentures, and Finance Leases - Summary of Principal Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	R$ 12,932,152	R$ 10,086,919
From 1 to 2 years [member]
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	962,870	1,826,907
From 2 to 3 years [member]
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	1,551,083	894,640
From 3 to 4 years [member]
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	3,219,451	1,302,450
From 4 to 5 years [member]
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	3,431,465	3,016,406
More than 5 years [member]
Summary of loans debentures and finance leases [line items]
Long term consolidated debt	R$ 3,767,283	R$ 3,046,516